OPERATING ASSETS AND LIABILITIES - INTANGIBLE ASSETS - Amortisation and Impairment Losses (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	DKK 427	DKK 635
Cost of goods sold
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	193	186
Sales and distribution costs
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	15	11
Research and development costs
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	211	427
Administrative expenses
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	3	3
Other operating income, net
Disclosure of impairment loss recognised or reversed [line items]
Total amortisation and impairment losses	DKK 5	DKK 8